Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Reconciliation of Intangible Assets and Goodwill
Consist of the following (in thousands $):

	Goodwill	Fund management contracts (indefinite life)	Fund management contracts (finite life)	Total
Cost
At Dec. 31, 2020	132,251	146,031	36,506	314,788
Additions	—	13,559	—	13,559
Net exchange differences	—	1,383	81	1,464
At Dec. 31, 2021	132,251	160,973	36,587	329,811
Additions	—	20,410	—	20,410
Transfers	—	9,088	(9,088)	—
Net exchange differences	—	(11,858)	—	(11,858)
At Dec. 31, 2022	132,251	178,613	27,499	338,363

Accumulated amortization
At Dec. 31, 2020	(113,102)	—	(26,569)	(139,671)
Amortization charge for the year	—	—	(930)	(930)
At Dec. 31, 2021	(113,102)	—	(27,499)	(140,601)
Amortization charge for the year	—	—	—	—
At Dec. 31, 2022	(113,102)	—	(27,499)	(140,601)

Net book value at:
At Dec. 31, 2021	19,149	160,973	9,088	189,210
At Dec. 31, 2022	19,149	178,613	—	197,762